ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	14. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at	December 31, 2019	December 31, 2018
Trade payable and accrued liabilities	$134,123	$108,295
Payroll and government remittances	17,637	17,340
	$151,760	$125,635